Summary of material accounting policies (Policies) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Basis of consolidation

Basis of consolidation

The Company’s consolidated financial statements consist of the financial statements of wholly owned subsidiaries Veraxa Biotech AG, Veraxa Biotech GmbH and Synimmune GmbH (the “Subsidiaries”).

The Company controls another Company if it:

●	can exercise control over the investee,

●	is exposed to fluctuating returns from its investment, and

●	can influence returns due to their power of disposal.

Control over subsidiaries is derived without exception from holding the majority of voting rights in the companies concerned. Subsidiaries are consolidated for the first time at the time of acquisition. This is the date on which the Company obtains control over the subsidiary. Subsidiaries are deconsolidated if control is lost.

Subsidiaries are consolidated for the first time using the acquisition method. It involves measuring the assets acquired and liabilities assumed from the Company at their fair value at the time of acquisition. The acquisition costs of the acquisition correspond to the fair value of the consideration given. If the cost of the acquisition exceeds the fair value of the identified assets and liabilities, the Company recognizes goodwill.

All intra-group transactions, balances and unrealized gains on transactions between Company companies are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Liquidity and Capital Resources

Liquidity and Capital Resources

Historically, the Company’s primary sources of liquidity have been cash flows from private fundraising offerings from related parties or other investors and other financing activities to fund operations. For the years ended December 31, 2025 and 2024, the Company reported operating losses of CHF 66,613,990 and CHF 28,132,971, respectively, and negative cash flows used in operations of CHF 9,902,331 and CHF 7,720,393, respectively. As of December 31, 2025, the Company had an aggregate unrestricted cash balance of CHF 1,613,989 a net working capital deficit of CHF 3,729,227, and accumulated deficit of CHF 98,478,340.

The Company’s future capital requirements will depend on many factors, including the timing and extent of spending to support further sales and marketing, and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through additional equity or debt fundraising activities. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

Subsequent to December 31, 2025, on May 27, 2026, PubCo and the Company entered into a senior secured financing arrangement with High Trail Capital (“HTC”), pursuant to which they issued a senior secured note in the aggregate principal amount of $27.5 million and a related warrant (the “HTC Financing”). The HTC Financing closed on June 15, 2026, and the Company received the related funding proceeds concurrently with the closing.

Also on May 27, 2026, Voyager, PubCo and Lincoln Park Capital Fund, LLC (“Lincoln Park”) entered into a purchase agreement and related registration rights agreement (collectively, the “LPC Agreements”), pursuant to which Lincoln Park committed, subject to certain conditions and limitations, to purchase up to an aggregate of $50.0 million of PubCo Ordinary Shares over a 24-month period at market-based purchase prices (the “LPC Financing”). The LPC Financing provides PubCo with the ability to access additional capital at its discretion, subject to the terms of the LPC Agreements.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with IAS 1, management has considered the Company’s liquidity condition together with the cash proceeds received from, and access to capital provided by, the HTC Financing described above, which closed subsequent to December 31, 2025. Based on this assessment, management has concluded that the Company has sufficient liquidity to fund its planned operations and meet its obligations as they become due for at least the twelve months from the date these consolidated financial statements are available to be issued, and that no substantial doubt exists about the Company’s ability to continue as a going concern.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

The annual financial statements of the fully consolidated subsidiaries whose functional currency is not the Swiss franc are translated into the Company reporting currency, the Swiss franc, using the modified closing rate method. Assets and liabilities are translated at the exchange rate on the reporting date.

Income statement items are translated at the average exchange rate for the year. Equity components are translated at historical rates at the balance sheet date.

The currency translation differences are recognized in other comprehensive income. The currency difference resulting from the translation is recognized in other comprehensive income. The cumulative currency translation differences recognized in other reserves are released to profit or loss when Company companies are deconsolidated.

The Company’s reporting currency is CHF.

As of December 31, 2025, the conversion rates between CHF and Euro used were 0.93703 Annual average exchange rate (translation of income and expenses) and 0.93050 Year-end exchange rate (translation of assets and liabilities).

As of December 31, 2024, the conversion rates between CHF and Euro used were 0.95238 Annual average exchange rate (translation of income and expenses) and 0.93845 Year-end exchange rate (translation of assets and liabilities).

Fair value measurement

Fair value measurement

The Company’s financial instruments include cash and cash equivalents, other receivables, trade and other payables and accrued expenses. These are initially recorded at fair value and subsequently measured at cost, which is considered to approximate their fair value due to the short-term nature of such financial instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance prioritizes the inputs used in measuring fair value into the following hierarchy:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

●	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, demand deposits and short-term investments which are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in value.

Property, plant and equipment

Property, plant and equipment

The office and business equipment and IT systems recognized under property, plant and equipment are reported at acquisition or production cost less accumulated depreciation and recognized impairment losses.

Depreciation is calculated using the straight-line method over a useful life of 3-20 years. The expected useful lives, residual values and depreciation methods are reviewed at each reporting date and all necessary changes in estimates are adjusted by account classification prospectively.

Fixed Asset Class	Applied Useful Life
Furniture and fixtures	3 – 8 years
IT systems	3 – 5 years
Leasehold improvements (permanently installed laboratory equipment)	8 – 20 years

Property, plant and equipment are derecognized at the time of disposal or when they are no longer expected to generate any further economic benefit. The gain or loss resulting from the sale or retirement of an item of property, plant and equipment is determined as the difference between the proceeds from the sale and the carrying amount of the asset and is recognized in profit or loss.

The carrying amount of the Company’s plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

Intangible assets and Goodwill

Intangible assets and Goodwill

Other intangible assets that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.

Depreciation is calculated using the straight-line method over the estimated useful life. The expected useful lives, residual values and depreciation methods are reviewed at each reporting date and all necessary changes in estimates are taken into account prospectively.

Intangible asset class	Applied Useful Life
Industrial property rights	10 – 20 years
Capitalized development costs	3 – 5 years
Technology – patent protection rights	20 years, or patent protection period

Goodwill is not amortized but is tested for impairment annually at the end of financial year and is allocated to the Company’s cash generating units or groups of cash generating units, which represent the lowest level at which goodwill is monitored but where such a level is not larger than an operating segment. Gains and losses on the disposal of an entity include the carrying amount of goodwill related to the entity sold.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (a “CGU”). The goodwill acquired in a business combination, for the purpose of impairment testing, is allocated to a CGU that is expected to benefit from the synergies of the combination. If an indication of impairment or reversal of a previous impairment charge exists, an estimate of the recoverable amount of a CGU is calculated based on the greater of its value-in-use (“VIU”) and its fair value less costs of disposal (“FVLCD”). An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit (group of units) on a pro rata basis. An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill is carried at cost less any accumulated impairment losses. As of December 31, 2025, and 2024, there is one CGU and there has been no impairment recorded.

Income taxes

Income taxes

Income tax expense represents the sum of current tax expense and deferred taxes.

Current or deferred taxes are recognized in the consolidated statement of operations unless they relate to items that are recognized either in other comprehensive income or directly in equity. In this case, current and deferred taxes are also recognized in other comprehensive income or directly in equity. Deferred taxes resulting from the first-time recognition of a business combination are recognized as part of the revaluation of the net assets of the acquired Company.

The current tax expense is calculated on the basis of the taxable income for the year. Taxable income differs from the net loss for the year in the consolidated statement of operations due to expenses and income that are taxable or tax-deductible in later years or never. The Company’s liability for current taxes is calculated on the basis of the tax rates applicable or soon to be applicable.

Deferred taxes are recognized for the differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax values.

Deferred tax assets are generally recognized for all taxable temporary differences; deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the losses from the reversal of deductible temporary differences can be offset. The Company does not recognize deferred tax assets and deferred tax liabilities for temporary differences arising from the initial recognition of goodwill or from a transaction that is not a business combination and, at the time of its initial recognition, affects neither the taxable result nor the result according to IFRS.

The carrying amount of deferred tax assets is reviewed each year on the reporting date and reduced in value if it is no longer probable that sufficient taxable income will be available to realize the claim in full or in part.

Deferred tax liabilities and tax assets are calculated on the basis of the expected tax rates and tax laws that are expected to apply at the time the liability is settled or the asset is realized.

Transactions with related parties

Transactions with related parties

The Company has transactions with related parties (as noted in Note 1). The definition of related parties used is in accordance with IAS 24, Related Party Disclosures. The party which is considered a related party is a person or entity that is related to the entity that is preparing its consolidated financial statements. Key management personnel are identified as the key individuals having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Company. The related party status extends to the key management of the subsidiaries to the extent they direct the operations of subsidiaries with minimal involvement from the Company’s management.

Leases

Leases

Leases are accounted for in accordance with IFRS 16. At contract inception, the Company determines whether an arrangement is or contains a lease by assessing if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Leases include all contracts that transfer the right to use a specified asset for a period of time in exchange for consideration, even if the right-to-use such asset is not explicitly described in the contract.

The Company recognizes right-of-use assets as of the commencement date of the lease (i.e.; as of the date on which the underlying asset is available for use by a lessee). Right-of-use assets are measured at cost less accumulated depreciation and accumulated impairment losses and adjusted for any remeasurement of the lease liability. The right-of-use asset corresponds to the amount of the initial measurement of the lease liability, the initial direct costs incurred and the lease payments made at or before the commencement date, less any lease incentives received and the estimate of costs for dismantling or removing the underlying asset or for restoring the underlying asset or the site on which it is located. The Company’s leases primarily include real estate and vehicle contracts.

Right-of-use assets are depreciated on a straight-line basis over the useful life of the underlying asset, adjusted for impairments. The useful life of the right-of-use asset is the shorter of the asset’s economic useful life or the lease term.

If ownership of the underlying asset transfers to the Company at the end of the lease term or a purchase option is exercised, the depreciation will be calculated based on the expected useful life of the underlying asset.

On the commencement date, the Company measures the lease liabilities at the present value of the future lease payments. In determining the lease term, extension and termination options are taken into account if it is reasonably certain that they will be exercised or not exercised. The lease payments include fixed payments (including in-substance fixed payments), less any lease incentives receivable, variable lease payments that depend on an index or rate and amounts expected to be payable under residual value guarantees. The lease payments further include the exercise price of a purchase option if the Company is reasonably certain to exercise that option and payments of penalties for terminating the lease if the lease term reflects the Company exercising an option to terminate the lease.

Variable lease payments, that do not depend on an index or a rate, are recognized in profit or loss in the period in which the event or condition that triggers those payments occurs.

As a practical expedient, the Company has elected not to separate non-lease components from lease components, and instead accounts for each lease component and any associated non-lease components as a single lease component.

When calculating the present value of the lease payments, the Company uses its interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. Following the commencement date, the amount of the lease liability is increased to reflect interest and reduced to reflect the lease payments made. In addition, the carrying amount of the lease liability is remeasured in the event of changes to the lease term, changes to the lease payments (e.g.; changes in future lease payments as a result of a change in an index or a rate used to determine those payments) or in the event of a change in the assessment of an option to purchase the underlying asset.

The Company applies the exemption for short-term leases (i.e.; leases whose term from the commencement date is a maximum of twelve months and which do not include a purchase option) for all asset classes. Lease payments for short- term leases are recognized as an expense on a straight-line basis over the lease term.

General and Administrative expenses

General and Administrative expenses

General and administrative expenses primarily consist of personnel expenses, professional fees, occupancy costs, depreciation expense, insurance expense, office expenses, security expenses, travel expenses, staff training expenses, utilities expenses, and subscription and dues expenses. Personnel-related costs include stock compensation expenses.

Research and development expenses

Research and development expenses

Research and development costs consist of salary and personnel related costs and third-party costs for the Company’s research and development activities. Personnel-related costs include stock compensation expenses. The largest component of third-party costs is for clinical trials, as well as manufacturing for clinical supplies and associated development, and pre-clinical studies. Research and development costs are expensed as incurred.

Sales and marketing expenses	Sales and marketing expenses Sales and marketing expenses primarily consist of personnel expenses. Personnel-related costs include stock compensation expenses.
Share-Based Compensation – Share Appreciation Rights (“SARs”)

Share-Based Compensation – Share Appreciation Rights (“SARs”)

Cash-settled share-based compensation benefits, including Virtual Stock Option Plans (VSOPs), Employee Stock Options (ESOPs) and Share Appreciation Rights (SARs), are provided to employees in exchange for the rendering of services. These awards entitle the holder to a future cash payment (or other Company assets) based on the value of the Company’s equity instruments and are accounted for as liability-classified share-based payment transactions.

The cost of these liability-classified transactions is recognized as an expense, with a corresponding liability, over the vesting period. The liability is remeasured at fair value at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The cumulative charge to net loss is calculated based on the fair value of the award at each reporting date, the best estimate of the number of awards that are likely to vest, and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

If the non-vesting condition is within the control of the consolidated entity or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the consolidated entity or employee and is not satisfied during the vesting period, any remaining expense for the award is recognized over the remaining vesting period, unless the award is forfeited.

Critical Accounting Estimates and Judgments

Critical Accounting Estimates and Judgments

When applying the Company’s accounting and valuation methods presented, management must assess facts, make estimates and judgements during the preparation of these consolidated financial statements regarding assumptions about current and future events affecting transactions and balances. These estimates and judgements are based on the best information available at the time of preparing the financial statements, however as additional information is known then the actual results may differ from the estimates. The significant estimates and judgements made have been described below.

●	The Company measures the cost of liability classified share based payment transactions, including contingent liabilities, Virtual Stock Option Plans (VSOPs) and Employee Stock Options (ESOPs) and Employee Stock Options (ESOPs), by reference to the fair value of the equity instruments at the date at which they are granted and each subsequent reporting date. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 13.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.

New and amended standards and interpretations

New and amended standards and interpretations

New standards, amendments to published approved accounting and reporting standards and interpretations which are effective during the year

The Company has applied the following standards and amendments for the first time for its annual reporting for the period commencing January 1, 2024:

●	Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current

●	Amendment to IFRS 16 Leases: Changes in the illustrative example related to Lease Liability in a Sale and Leaseback

●	Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements

●	Amendments to IAS 21 - Lack of exchangeability

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Company

●	Annual improvements to IFRS Accounting Standards, Volume 11

●	Contract Referencing Nature-Dependent Electricity - Amendments to IFRS 9 and IFRS 7

●	Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7

●	Amendments to IFRS 18 – Presentation and Disclosure in Financial Statements

●	Amendments to IFRS 19 – Presentation and Disclosure in Financial Statements

The amendments listed above have been published but are not mandatory and have not been early adopted by the Company. These amendments are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.